Investment Strategy	Dec. 31, 2025
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the total return of the securities composing the S&P 500® Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the stocks represented in the Index.
The Index is an unmanaged index comprising common stocks of 500 large capitalization  U.S. companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. As of December 31, 2025, the market capitalization of the Index companies ranged from $5.8 billion to $4.5 trillion with a weighted average market capitalization of $1.4 trillion. Market capitalizations of companies within the S&P 500® Index are subject to change. The Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations. Changes to the Index are made quarterly or on an as-needed basis. There is no annual or semi-annual reconstitution and changes in response to corporate actions and market developments can be made at any time. The Fund mirrors the Index’s rebalancing process. The Fund is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices LLC, a division of S&P Global.
The Fund will invest primarily in common stocks of the companies that compose the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund intends to concentrate its investments only to the extent that the Index does. At times the Fund’s investments may be focused in one or more sectors. While not required, the Fund will generally sell securities that the Index provider removes from the Index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to the Index. Derivatives, such as options, futures, and options on such futures that provide exposure to the stocks in the Index may be held by the Fund incidental to its main investment strategy in order to manage cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund may also lend its securities.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

Strategy Portfolio Concentration [Text]	The Fund seeks to track the total return of the securities composing the S&P 500® Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the stocks represented in the Index.
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the total return of the securities composing the S&P MidCap 400® Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to midcap stocks as represented in the Index.
The Index is an unmanaged index comprising common stocks of 400 mid-sized  U.S. companies. As of December 31, 2025, the market capitalization of the Index companies ranged from $2.1 billion to $34.6 billion with a weighted average market capitalization of $11.3 billion. Market capitalizations of companies within the S&P MidCap 400® Index are subject to change. The Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations. Changes to the Index are made on a quarterly or an as-needed basis. There is no annual or semi-annual reconstitution and changes in response to corporate actions and market developments can be made at any time. The Fund mirrors the Index’s  rebalancing process. The Fund is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices LLC, a division of S&P Global.
The Fund will invest primarily in common stocks of the companies that compose the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund intends to concentrate its investments only to the extent that the Index does. While not required, the Fund will generally sell securities that the Index provider removes from the Index. At times the Fund’s investments may be focused in one or more sectors. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to the Index. Derivatives, such as options, futures, and options on such futures that provide exposure to the stocks in the Index may be held by the Fund incidental to its main investment strategy in order to manage cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also lend its securities.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

Strategy Portfolio Concentration [Text]	The Fund seeks to track the total return of the securities composing the S&P MidCap 400® Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to midcap stocks as represented in the Index.
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the total return of the securities composing the Nasdaq-100® Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the stocks represented in the Index.
The Index is an unmanaged index comprising common stocks of the 100 largest domestic and international non-financial companies on the broader  Nasdaq Composite Index based on market capitalization. As of December 31, 2025, the market capitalization of the Index companies ranged from $25.5 billion to $4.5 trillion with a weighted average market capitalization of $1.7 trillion. Market capitalizations of companies within the Nasdaq-100® Index are subject to change. The Index is modified capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations. Except under extraordinary circumstances that may result in an interim evaluation, the Index is rebalanced quarterly, and its composition is reviewed on an annual basis. Replacements to Index constituents are made effective after the close of trading on the third Friday in December. The Fund mirrors the Index’s rebalancing process. The Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Group, Inc.
The Fund will invest primarily in common stocks of the companies that compose the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund intends to concentrate its investments only to the extent that the Index does. As of December 31, 2025, the Index was concentrated in the information technology sector. While not required, the Fund will generally sell securities that the Index provider removes from the Index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to the Index. Derivatives, such as options and futures, and options on such futures that provide exposure to the stocks in the Index may be held by the Fund incidental to its main investment strategy in order to manage cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also lend its securities.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Strategy Portfolio Concentration [Text]	The Fund seeks to track the total return of the securities composing the Nasdaq-100® Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the stocks represented in the Index.
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the total return of the securities composing the Russell 2000® Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to small cap stocks as represented in the Index.
The Index is an unmanaged index comprising common stocks of approximately 2,400 smaller  U.S. companies that aims to include approximately 10% of the total market capitalization of the broader Russell 3000® Index. As of December 31, 2025, the market capitalization of the Index companies ranged from $5 million to $31.3 billion with a weighted average market capitalization of $4.6 billion. Market capitalizations of companies within the Russell 2000® Index are subject to change. The Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations. The Index is fully reconstituted annually in late June, with daily, monthly and quarterly adjustments. The Fund mirrors the Index’s rebalancing process. The Fund is not sponsored, endorsed, sold or promoted by FTSE International Limited, Frank Russell Company, or London Stock Exchange Group plc.
The Fund will invest primarily in common stocks of the companies that compose the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund intends to concentrate its investments only to the extent that the Index does. While not required, the Fund will generally sell securities that the Index provider removes from the Index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to the Index. Derivatives, such as options and futures, and options on such futures that provide exposure to the stocks in the Index may be held by the Fund incidental to its main investment strategy in order to manage cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also lend its securities. The Fund may also invest in cash and money market instruments.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

Strategy Portfolio Concentration [Text]	The Fund seeks to track the total return of the securities composing the Russell 2000® Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to small cap stocks as represented in the Index.
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the total return of the securities composing the MSCI EAFE Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks represented in the MSCI EAFE Index.
The Index is a widely accepted benchmark of international stock performance that emphasizes the stocks of companies in major markets in Europe, Australia and Asia (including the Far East). As of December 31, 2025, the market capitalization of the Index companies ranged from $1.7 billion to $419.4 billion with a weighted average market capitalization of $105.5 billion. Market capitalizations of companies within the Index are subject to change. The Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations. The Index is reviewed and rebalanced quarterly, in February, May, August and November by  MSCI. The Fund mirrors the Index’s rebalancing process. The Fund is not sponsored, endorsed, sold or promoted by MSCI Inc.
The Fund will invest primarily in common stocks of the companies that compose the Index. While not required, the Fund generally will sell securities that the Index provider removes from the Index. Derivatives such as options and futures, and options on such futures that provide exposure to securities in the Index may be held by the Fund incidental to its main investment strategy in order to manage cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure. The Fund may invest in American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored. The Fund may also lend its securities.
The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. To the extent that the Fund is not of sufficient size to fully replicate the Index, as determined by the investment adviser, the investment adviser expects to use the replication index method with respect to larger market capitalization companies in the Index and a sampling method with respect to smaller market capitalization companies in the Index. Using the sampling methodology, the investment adviser would select a sampling of the smaller market capitalization companies in the Index that match the industry and risk characteristics of all such companies in the Index. This approach attempts to maximize liquidity while minimizing costs.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

Strategy Portfolio Concentration [Text]	The Fund seeks to track the total return of the securities composing the MSCI EAFE Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks represented in the MSCI EAFE Index.
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the total return of the securities composing the Bloomberg U.S. Aggregate Bond Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the fixed-income securities represented in the Index. The Index is an unmanaged index of 13,940 U.S. Treasury, government-related and investment grade corporate and securitized fixed-income securities with a total market value of $30.9 trillion as of December 31, 2025. The Index is primarily composed of:
●	Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and
●
Corporate securities, mortgage-backed pass-through securities (“MBS”), asset-backed securities (“ABS”) and commercial mortgage-backed securities (agency and non-agency) (“CMBS”) publicly offered for sale in the United States. Securities eligible for inclusion in the Index may be registered with the  U.S. Securities and Exchange Commission or exempt from registration at the time of issuance and Rule 144A securities with registration rights.

Securities included in the Index must be rated investment grade (BBB- or higher from S&P Global Ratings (“S&P”) or by Fitch Ratings, or Baa3 or higher from Moody’s Investors Service, Inc. (“Moody’s”)). Unrated securities may be included in the Index if an issuer rating is available or if there is an expected rating at issuance.
As of December 31, 2025, the weighted average maturity of the securities in the Index was 8.20 years, the weighted average coupon was 3.65% and the weighted average modified duration was 5.98 years. The Index includes all “index-eligible” securities that meet minimum par amounts outstanding. The Index is  rebalanced monthly. Although the Fund is not rebalanced monthly like the Index, adjustments are made to accommodate high-level changes with respect to the composition and characteristics of the Index. The Fund is not sponsored, endorsed, sold or promoted by Bloomberg LP.
The Fund will invest primarily in fixed-income securities that compose the Index. While not required, the Fund will generally sell securities that the Index provider removes from the Index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to the Index. Derivatives such as options and futures, and options on such futures that provide exposure to securities in the Index may be held by the Fund incidental to its main investment strategy in order to manage cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also lend its securities.
The Fund uses a representative sampling method in seeking to track the total return of the securities in the Index. The Fund generally purchases securities that are components of the Index, except that the Fund will not purchase bonds that are rated below investment grade at the time of purchase. If a bond held in the Fund is downgraded to a rating below investment grade (so-called “junk bonds”), the Fund may continue to hold the security until such time as the Sub-Adviser deems it most advantageous to dispose of the security. The Fund intends to concentrate its investments only to the extent that the Index does.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

Strategy Portfolio Concentration [Text]	The Fund seeks to track the total return of the securities composing the Bloomberg U.S. Aggregate Bond Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the fixed-income securities represented in the Index.
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Fund that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose shares are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Fund seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Fund’s sub-advisers, is responsible for selecting the ETFs in which the Fund invests. Parametric Portfolio Associates LLC (“Parametric”), the Fund’s other sub-adviser, is responsible for executing the Fund’s volatility management strategy described below.
The Fund typically invests in  ETFs with investment objectives to match the returns of a particular market index, and which generally invest in a broad sample of the securities comprising the particular index. The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers and may include indices with value, growth or sector-specific orientations, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers; corporate, mortgage-backed and government securities; investment grade securities; and securities rated below investment grade (commonly known as “junk bonds”).
AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics among the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Fund’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below. Actual allocations may vary at any time and may move and remain outside of the typical asset allocation range for a variety of reasons, including, but not limited to, changes in investment outlook, market movements, cash flows into or out of the Fund and other factors. The targeted asset allocations shown in the chart do not sum to 100% because the Fund also maintains a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	48%	25-65%
Fixed Income Indices (“Fixed Income ETFs”)	48%	40-70%
In its selection of investments for the Fund,  AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued. The Fund may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Fund needs to be rebalanced, or there is better opportunity elsewhere.
Parametric is responsible for executing the Fund’s volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Volatility, or standard deviation, measures a portfolio’s performance above or below its average annual return. Changes in the level of market volatility may result in rapid and dramatic price swings. Parametric seeks to stabilize the volatility of the Fund around a predetermined target level and reduce the potential for portfolio losses during periods of high market uncertainty, while providing opportunity for growth during periods when markets are relatively less uncertain. The Fund generally targets an annualized return volatility level of 8%. While Parametric attempts to manage the Fund’s volatility to this target, over any particular time horizon the Fund may experience return volatility that is higher or lower than its target return volatility.
The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, to attempt to hedge against changes in market volatility and declines in the value of the Fund’s investments in ETFs. An index future is a contract to buy or sell the cash value of a specific market index at a specified price at a specified future date. Parametric seeks to stabilize volatility in the Fund over time at the target level by continuously monitoring and forecasting volatility in the markets, and adjusting the Fund’s futures positions in response to specific changes in the market and the Fund. To the extent that the volatility management strategy realizes gains, the Fund may use these gains to further invest in ETFs in an effort to increase long-term returns.
Futures contracts may involve the use of leverage, which represents a non-cash exposure to an underlying asset, index, rate or instrument. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. For example, an S&P 500 index future that has a contract multiplier of $50 per index point and an index level of 2300 points would have a notional value for this contract of $115,000. The notional value of the Fund’s short futures positions will generally not exceed 65% of its net assets, which is the Fund’s typical maximum exposure to Equity ETFs. The notional value of the Fund’s long futures positions will generally not exceed 20% of its net assets.
The Fund may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities (or may invest in an affiliated fund that invests in such assets) instead of riskier assets such as equity and fixed-income  ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective. Such trading may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains. The Fund may also lend its securities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Fund that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose shares are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Fund seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Fund’s sub-advisers, is responsible for selecting the ETFs in which the Fund invests. Parametric Portfolio Associates LLC (“Parametric”), the Fund’s other sub-adviser, is responsible for executing the Fund’s volatility management strategy described below.
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Fund that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose shares are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Fund seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility.  Ameritas Investment Partners, Inc. (“AIP”), one of the Fund’s sub-advisers, is responsible for selecting the ETFs in which the Fund invests. Parametric Portfolio Associates LLC (“Parametric”), the Fund’s other sub-adviser, is responsible for executing the Fund’s volatility management strategy described below.
The Fund typically invests in  ETFs with investment objectives to match the returns of a particular market index, and which generally invest in a broad sample of the securities comprising the particular index. The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers and may include indices with value, growth or sector-specific orientations, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers; corporate, mortgage-backed and government securities; investment grade securities; and securities rated below investment grade (commonly known as “junk bonds”).
AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics among the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Fund’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below. Actual allocations may vary at any time and may move and remain outside of the typical asset allocation range for a variety of reasons, including, but not limited to, changes in investment outlook, market movements, cash flows into or out of the Fund and other factors. The targeted asset allocations shown in the chart do not sum to 100% because the Fund also maintains a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	78%	55-95%
Fixed Income Indices (“Fixed Income ETFs”)	18%	10-40%
In its selection of investments for the Fund, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued. The Fund may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Fund needs to be rebalanced, or there is better opportunity elsewhere.
Parametric is responsible for executing the Fund’s volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Volatility, or standard deviation, measures a portfolio’s performance above or below its average annual return. Changes in the level of market volatility may result in rapid and dramatic price swings. Parametric seeks to stabilize the volatility of the Fund around a predetermined target level and reduce the potential for portfolio losses during periods of high market uncertainty, while providing opportunity for growth during periods when markets are relatively less uncertain. The Fund generally targets an annualized return volatility level of 12%. While Parametric attempts to manage the Fund’s volatility to this target, over any particular time horizon the Fund may experience return volatility that is higher or lower than its target return volatility.
The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, to attempt to hedge against changes in market volatility and declines in the value of the Fund’s investments in ETFs. An index future is a contract to buy or sell the cash value of a specific market index at a specified price at a specified future date. Parametric seeks to stabilize volatility in the Fund over time at the target level by continuously monitoring and forecasting volatility in the markets, and adjusting the Fund’s futures positions in response to specific changes in the market and the Fund. To the extent that the volatility management strategy realizes gains, the Fund may use these gains to further invest in ETFs in an effort to increase long-term returns.
Futures contracts may involve the use of leverage, which represents a non-cash exposure to an underlying asset, index, rate or instrument. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. For example, an S&P 500 index future that has a contract multiplier of $50 per index point and an index level of 2300 points would have a notional value for this contract of $115,000. The notional value of the Fund’s short futures positions will generally not exceed 95% of its net assets, which is the Fund’s typical maximum exposure to Equity ETFs. The notional value of the Fund’s long futures positions will generally not exceed 40% of its net assets.
The Fund may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities (or may invest in an affiliated fund that invests in such assets) instead of riskier assets such as equity and fixed-income  ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective. Such trading may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains. The Fund may also lend its securities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Fund that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose shares are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Fund seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Fund’s sub-advisers, is responsible for selecting the ETFs in which the Fund invests. Parametric Portfolio Associates LLC (“Parametric”), the Fund’s other sub-adviser, is responsible for executing the Fund’s volatility management strategy described below.
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Fund that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose shares are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Fund seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility.  Ameritas Investment Partners, Inc. (“AIP”), one of the Fund’s sub-advisers, is responsible for selecting the ETFs in which the Fund invests. Parametric Portfolio Associates LLC (“Parametric”), the Fund’s other sub-adviser, is responsible for executing the Fund’s volatility management strategy described below.
The Fund typically invests in  ETFs with investment objectives to match the returns of a particular market index, and which generally invest in a broad sample of the securities comprising the particular index. The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers and may include indices with value, growth or sector-specific orientations, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers; corporate, mortgage-backed and government securities; investment grade securities; and securities rated below investment grade (commonly known as “junk bonds”).
AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics among the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Fund’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below. Actual allocations may vary at any time and may move and remain outside of the typical asset allocation range for a variety of reasons, including, but not limited to, changes in investment outlook, market movements, cash flows into or out of the Fund and other factors. The targeted asset allocations shown in the chart do not sum to 100% because the Fund also maintains a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	63%	40-80%
Fixed Income Indices (“Fixed Income ETFs”)	33%	25-55%
In its selection of investments for the Fund,  AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued. The Fund may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Fund needs to be rebalanced, or there is better opportunity elsewhere. Parametric is responsible for executing the Fund’s volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Volatility, or standard deviation, measures a portfolio’s performance above or below its average annual return. Changes in the level of market volatility may result in rapid and dramatic price swings.
Parametric seeks to stabilize the volatility of the Fund around a predetermined target level and reduce the potential for portfolio losses during periods of high market uncertainty, while providing opportunity for growth during periods when markets are relatively less uncertain. The Fund generally targets an annualized return volatility level of 10%. While Parametric attempts to manage the Fund’s volatility to this target, over any particular time horizon the Fund may experience return volatility that is higher or lower than its target return volatility.
The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, to attempt to hedge against changes in market volatility and declines in the value of the Fund’s investments in ETFs. An index future is a contract to buy or sell the cash value of a specific market index at a specified price at a specified future date. Parametric seeks to stabilize volatility in the Fund over time at the target level by continuously monitoring and forecasting volatility in the markets, and adjusting the Fund’s futures positions in response to specific changes in the market and the Fund. To the extent that the volatility management strategy realizes gains, the Fund may use these gains to further invest in ETFs in an effort to increase long-term returns.
Futures contracts may involve the use of leverage, which represents a non-cash exposure to an underlying asset, index, rate or instrument. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. For example, an S&P 500 index future that has a contract multiplier of $50 per index point and an index level of 2300 points would have a notional value for this contract of $115,000. The notional value of the Fund’s short futures positions will generally not exceed 80% of its net assets, which is the Fund’s typical maximum exposure to Equity ETFs. The notional value of the Fund’s long futures positions will generally not exceed 30% of its net assets.
The Fund may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities (or may invest in an affiliated fund that invests in such assets) instead of riskier assets such as equity and fixed-income  ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective. Such trading may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains. The Fund may also lend its securities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Fund that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose shares are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Fund seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Fund’s sub-advisers, is responsible for selecting the ETFs in which the Fund invests. Parametric Portfolio Associates LLC (“Parametric”), the Fund’s other sub-adviser, is responsible for executing the Fund’s volatility management strategy described below.